Related Party Balances and Transactions	9 Months Ended
Sep. 30, 2020
Related Party Transactions [Abstract]
Related Party Balances and Transactions
21. Related Party Balances and Transactions
The table below sets forth the major related parties and their relationships with the Group as of December 31, 2019 and September 30, 2020:

Name of related parties	Relationship with the Group
Everest	Controlled by the ultimate controlling party of a principal shareholder of the Group
Tasly Pharmaceutical Group Co., Ltd.	Controlled by the ultimate controlling party of a principal shareholder of the Group
CMAB Biopharma (Suzhou) Inc.	Controlled by the ultimate controlling party of a principal shareholder of the Group
I-Mab Biopharma (Hangzhou) Co., Limited	Subsidiary of the Group before September 15, 2020; Affiliate of the Group after September 15, 2020
Details of related party balance as of December 31, 2019 and September 30, 2020 are as follows:
Ordinary Shares to be issued to Everest*

	As of December 31,	As of September 30,
	2019	2020
	RMB	RMB	US$ (Note 2.5)
Everest (Note 16)	258,119	—	—

Loans to an affiliate

	As of December 31,	As of September 30,
	2019	2020
	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou (Note(i))	—	52,000	7,659

Note(i): In July 2019 and July 2020,
I-Mab
Shanghai provided an interest free loan to
I-Mab
Hangzhou of RMB2,000 and RMB50,000 respectively to finance
I-Mab
Hangzhou’s operation. These loans were repaid in November 2020.
Details of related party transactions for the nine months ended September 30, 2019 and 2020 are as follows:
Receipt of CRO services—recognized in research and development expenses

	Nine Months Ended September 30,
	2019	2020
	RMB	RMB	US$ (Note 2.5)
Tasly Pharmaceutical Group Co., Ltd.	5,590	—	—

Receipt of research and development funding

	Nine Months Ended September 30,
	2019	2020
	RMB	RMB	US$ (Note 2.5)
Everest (Note 16)	52,207	—	—

Project development fee – recognized in research and development expenses

	Nine Months Ended September 30,
	2019	2020
	RMB	RMB	US$ (Note 2.5)
CMAB Biopharma (Suzhou) Inc.	—	690	102